Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RENAISSANCE CAPITAL GREENWICH FUNDS
Entity Central Index Key	0001026634
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000146463
Shareholder Report [Line Items]
Fund Name	Renaissance International IPO ETF
Trading Symbol	IPOS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Renaissance International IPO ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at etfs.renaissancecapital.com/document-center?tab=regulatory. You can also request this information by contacting us at 1-866-486-6645.
Additional Information Phone Number	1-866-486-6645
Additional Information Website	http://etfs.renaissancecapital.com/document-center?tab=regulatory and https://etfs.renaissancecapital.com/document-center?tab=holdings
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Renaissance International IPO ETF	$79	0.80%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the period from October 1, 2023 to September 30, 2024, the Fund’s total return based on net asset value was -2.32% compared with 25.96% for the MSCI ACWI ex-US Index. During the period, the international IPO market continued to struggle, particularly in Hong Kong, as economic turmoil and shifting regulations weighed on new issuers, and Europe, where political uncertainty dampened conditions in those markets.

What contributed to performance?

Key contributors to Fund performance included UK cybersecurity firm Darktrace and Norwegian oil & gas producer Var Energi.

What detracted from performance?

Key detractors to Fund performance included Chinese short video social media platform Kuaishou and German luxury car manufacturer Porsche.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Renaissance International IPO ETF (NAV Return)	MSCI All Country World Index ex-US	Renaissance International IPO Index
10/6/2014	$10,000	$10,000	$10,000
10/31/2014	$10,000	$10,142	$10,092
11/30/2014	$10,020	$10,217	$10,238
12/31/2014	$10,081	$9,852	$10,158
1/31/2015	$9,936	$9,839	$10,028
2/28/2015	$10,672	$10,366	$10,752
3/31/2015	$10,564	$10,206	$10,655
4/30/2015	$11,421	$10,728	$11,349
5/31/2015	$11,386	$10,570	$11,518
6/30/2015	$10,975	$10,280	$11,028
7/31/2015	$10,869	$10,253	$10,850
8/31/2015	$10,178	$9,472	$10,311
9/30/2015	$9,720	$9,036	$9,778
10/31/2015	$10,054	$9,710	$10,176
11/30/2015	$9,948	$9,510	$10,058
12/31/2015	$9,833	$9,334	$10,042
1/31/2016	$9,150	$8,700	$9,185
2/29/2016	$8,766	$8,604	$8,850
3/31/2016	$9,678	$9,310	$9,840
4/30/2016	$9,724	$9,563	$9,955
5/31/2016	$9,638	$9,411	$9,837
6/30/2016	$9,101	$9,272	$9,223
7/31/2016	$9,618	$9,733	$9,819
8/31/2016	$9,813	$9,796	$10,003
9/30/2016	$10,053	$9,921	$10,226
10/31/2016	$9,831	$9,779	$10,053
11/30/2016	$9,404	$9,555	$9,594
12/31/2016	$9,348	$9,802	$9,604
1/31/2017	$9,734	$10,150	$9,947
2/28/2017	$9,847	$10,314	$10,115
3/31/2017	$10,156	$10,585	$10,430
4/30/2017	$10,506	$10,818	$10,834
5/31/2017	$10,809	$11,180	$11,187
6/30/2017	$10,975	$11,219	$11,310
7/31/2017	$11,287	$11,636	$11,830
8/31/2017	$11,541	$11,699	$12,048
9/30/2017	$11,820	$11,921	$12,382
10/31/2017	$12,002	$12,146	$12,537
11/30/2017	$12,235	$12,247	$12,783
12/31/2017	$12,688	$12,524	$13,082
1/31/2018	$13,504	$13,223	$13,994
2/28/2018	$13,119	$12,602	$13,608
3/31/2018	$13,378	$12,389	$13,795
4/30/2018	$12,754	$12,597	$13,372
5/31/2018	$12,317	$12,319	$13,004
6/30/2018	$12,056	$12,093	$12,656
7/31/2018	$12,046	$12,386	$12,591
8/31/2018	$11,773	$12,129	$12,415
9/30/2018	$11,783	$12,189	$12,404
10/31/2018	$10,278	$11,199	$10,883
11/30/2018	$10,378	$11,307	$11,036
12/31/2018	$10,205	$10,799	$11,000
1/31/2019	$10,850	$11,617	$11,506
2/28/2019	$11,490	$11,846	$11,979
3/31/2019	$11,424	$11,926	$11,951
4/30/2019	$12,048	$12,250	$12,513
5/31/2019	$11,446	$11,606	$11,995
6/30/2019	$11,947	$12,310	$12,521
7/31/2019	$11,600	$12,165	$12,302
8/31/2019	$11,743	$11,792	$12,384
9/30/2019	$11,898	$12,101	$12,516
10/31/2019	$12,620	$12,525	$13,237
11/30/2019	$12,719	$12,638	$13,397
12/31/2019	$13,442	$13,189	$14,180
1/31/2020	$13,519	$12,836	$14,316
2/29/2020	$13,392	$11,823	$14,156
3/31/2020	$11,686	$10,121	$12,584
4/30/2020	$12,978	$10,894	$13,917
5/31/2020	$14,772	$11,256	$15,598
6/30/2020	$15,663	$11,770	$16,609
7/31/2020	$16,972	$12,300	$17,953
8/31/2020	$18,983	$12,829	$19,850
9/30/2020	$17,840	$12,519	$18,938
10/31/2020	$17,779	$12,252	$18,818
11/30/2020	$18,884	$13,901	$20,080
12/31/2020	$20,363	$14,657	$21,817
1/31/2021	$21,080	$14,691	$22,532
2/28/2021	$20,485	$14,984	$21,936
3/31/2021	$19,319	$15,184	$20,425
4/30/2021	$20,185	$15,640	$21,636
5/31/2021	$20,119	$16,140	$21,583
6/30/2021	$20,085	$16,041	$21,540
7/31/2021	$18,507	$15,781	$19,879
8/31/2021	$18,285	$16,084	$19,756
9/30/2021	$16,713	$15,579	$18,124
10/31/2021	$16,240	$15,955	$17,708
11/30/2021	$14,974	$15,238	$16,286
12/31/2021	$14,096	$15,872	$15,457
1/31/2022	$12,535	$15,289	$13,585
2/28/2022	$11,768	$14,989	$12,929
3/31/2022	$10,918	$15,026	$12,066
4/30/2022	$9,901	$14,092	$11,027
5/31/2022	$10,273	$14,207	$11,226
6/30/2022	$10,112	$12,991	$10,949
7/31/2022	$9,779	$13,441	$10,668
8/31/2022	$9,212	$13,012	$10,112
9/30/2022	$8,034	$11,718	$8,827
10/31/2022	$7,245	$12,070	$7,926
11/30/2022	$9,229	$13,497	$9,896
12/31/2022	$9,379	$13,401	$10,329
1/31/2023	$9,918	$14,491	$10,898
2/28/2023	$9,173	$13,984	$10,124
3/31/2023	$9,134	$14,340	$10,096
4/30/2023	$8,984	$14,600	$9,826
5/31/2023	$8,495	$14,083	$9,426
6/30/2023	$8,482	$14,723	$9,285
7/31/2023	$9,227	$15,326	$10,060
8/31/2023	$8,132	$14,637	$8,951
9/30/2023	$7,619	$14,181	$8,452
10/31/2023	$7,100	$13,598	$7,782
11/30/2023	$7,736	$14,825	$8,537
12/31/2023	$7,831	$15,574	$8,608
1/31/2024	$6,972	$15,421	$7,720
2/29/2024	$7,524	$15,814	$8,304
3/31/2024	$7,635	$16,299	$8,445
4/30/2024	$7,786	$16,043	$8,686
5/31/2024	$7,825	$16,524	$8,719
6/30/2024	$7,305	$16,514	$8,140
7/31/2024	$7,198	$16,902	$8,030
8/31/2024	$7,479	$17,387	$8,380
9/30/2024	$7,416	$17,863	$8,409

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 10/6/14
Renaissance International IPO ETF (NAV Return)	(2.32%)	(8.78%)	(2.83%)
MSCI All Country World Index ex-US	25.96%	8.10%	5.88%
Renaissance International IPO Index	(0.51%)	(7.65%)	(1.72%)

Performance Inception Date	Oct. 06, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Visit https://etfs.renaissancecapital.com/intl-ipo-etf#performance for more recent performance information.
AssetsNet	$ 4,677,463
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 41,774
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of 9/30/2024)

Fund Stats	Fund Stats
Total Net Assets	$4,677,463
# of Portfolio Holdings	41
Portfolio Turnover Rate	81%
Total Advisory Fees Paid	$41,774

Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Top 10	Value
Dr. Ing hc F Porsche AG	8.7%
Amman Mineral Internasional PT	8.4%
J&T Global Express Ltd.	7.8%
Barito Renewables Energy Tbk. PT	7.3%
Galderma Group AG	6.8%
SenseTime Group, Inc., Class B	6.7%
GoTo Gojek Tokopedia Tbk. PT	5.4%
Socionext, Inc.	4.5%
CVC Capital Partners PLC	4.2%
Definity Financial Corp.	4.1%

Industry Weightings (as a % of Net Assets)

Industry	Value
Automobiles	14.4%
Metals & Mining	9.0%
Air Freight & Logistics	7.8%
Semiconductors & Semiconductor Equipment	7.8%
Independent Power Producers & Energy Traders	7.7%
Pharmaceuticals	7.1%
Software	6.7%
Capital Markets	6.7%
Broadline Retail	5.3%
Insurance	5.1%
Others	21.6%
Short-Term Investments	0.8%
Liabilities less Other Assets	-%

Material Fund Change [Text Block]
C000129677
Shareholder Report [Line Items]
Fund Name	Renaissance IPO ETF
Trading Symbol	IPO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Renaissance IPO ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.renaissancecapital.com/us-ipo-etf#performance . You can also request this information by contacting us at 1-866-486-6645.
Additional Information Phone Number	1-866-486-6645
Additional Information Website	http://etfs.renaissancecapital.com/document-center?tab=regulatory and https://etfs.renaissancecapital.com/document-center?tab=holdings
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Renaissance IPO ETF	$70	0.60%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the period from October 1, 2023 to September 30, 2024, the Fund’s total return based on net asset value was 34.12% compared with 36.35% for the S&P 500® Index. During the period, the US IPO market rebounded slowly, bolstered early on by expectations of rate cuts, though stubbornly high inflation and continued valuation sensitivity delayed a full recovery, particularly in the tech sector.

What contributed to performance?

Key contributors to Fund performance included cryptocurrency exchange Coinbase and app monetization firm AppLovin.

What detracted from performance?

Key detractors to Fund performance included electric vehicle manufacturer Rivian Automotive and senior-focused value-based care platform Agilon Health.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Renaissance IPO ETF (NAV Return)	S&P 500®	Renaissance IPO Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,013	$10,244	$10,062
11/30/2014	$10,366	$10,520	$10,415
12/31/2014	$10,135	$10,493	$10,177
1/31/2015	$9,868	$10,178	$9,896
2/28/2015	$10,731	$10,763	$10,768
3/31/2015	$10,874	$10,593	$10,915
4/30/2015	$10,714	$10,695	$10,767
5/31/2015	$10,976	$10,832	$11,046
6/30/2015	$10,758	$10,622	$10,828
7/31/2015	$10,705	$10,845	$10,801
8/31/2015	$9,698	$10,191	$9,799
9/30/2015	$8,879	$9,939	$8,974
10/31/2015	$9,565	$10,777	$9,680
11/30/2015	$9,601	$10,809	$9,715
12/31/2015	$9,285	$10,638	$9,416
1/31/2016	$7,899	$10,111	$8,005
2/29/2016	$7,966	$10,097	$8,055
3/31/2016	$8,633	$10,782	$8,733
4/30/2016	$8,914	$10,824	$9,015
5/31/2016	$9,025	$11,018	$9,136
6/30/2016	$8,638	$11,047	$8,774
7/31/2016	$9,054	$11,454	$9,187
8/31/2016	$9,362	$11,470	$9,517
9/30/2016	$9,459	$11,472	$9,619
10/31/2016	$9,088	$11,263	$9,241
11/30/2016	$9,294	$11,680	$9,454
12/31/2016	$9,267	$11,911	$9,445
1/31/2017	$9,625	$12,137	$9,821
2/28/2017	$10,090	$12,619	$10,305
3/31/2017	$10,351	$12,633	$10,575
4/30/2017	$10,678	$12,763	$10,886
5/31/2017	$11,318	$12,943	$11,490
6/30/2017	$11,257	$13,023	$11,447
7/31/2017	$11,586	$13,291	$11,791
8/31/2017	$11,752	$13,332	$11,953
9/30/2017	$11,975	$13,607	$12,157
10/31/2017	$12,613	$13,925	$12,819
11/30/2017	$12,514	$14,352	$12,702
12/31/2017	$12,672	$14,511	$12,896
1/31/2018	$12,757	$15,342	$12,991
2/28/2018	$12,744	$14,777	$12,995
3/31/2018	$12,919	$14,401	$13,175
4/30/2018	$12,856	$14,456	$13,122
5/31/2018	$13,135	$14,804	$13,412
6/30/2018	$13,421	$14,896	$13,668
7/31/2018	$13,349	$15,450	$13,648
8/31/2018	$13,859	$15,953	$14,175
9/30/2018	$13,650	$16,044	$13,964
10/31/2018	$11,885	$14,947	$12,159
11/30/2018	$11,894	$15,252	$12,181
12/31/2018	$10,472	$13,875	$10,713
1/31/2019	$12,350	$14,987	$12,642
2/28/2019	$13,686	$15,468	$13,910
3/31/2019	$13,809	$15,769	$14,083
4/30/2019	$14,185	$16,407	$14,477
5/31/2019	$13,438	$15,364	$13,730
6/30/2019	$14,283	$16,447	$14,660
7/31/2019	$14,655	$16,684	$15,023
8/31/2019	$13,867	$16,419	$14,235
9/30/2019	$12,758	$16,727	$13,097
10/31/2019	$13,423	$17,089	$13,753
11/30/2019	$14,206	$17,709	$14,538
12/31/2019	$14,127	$18,244	$14,437
1/31/2020	$14,830	$18,236	$15,168
2/29/2020	$14,322	$16,735	$14,677
3/31/2020	$12,015	$14,668	$12,290
4/30/2020	$14,076	$16,549	$14,444
5/31/2020	$16,659	$17,337	$17,121
6/30/2020	$18,423	$17,682	$18,872
7/31/2020	$20,165	$18,679	$20,693
8/31/2020	$21,980	$20,021	$22,517
9/30/2020	$23,735	$19,260	$24,360
10/31/2020	$23,089	$18,748	$23,740
11/30/2020	$29,288	$20,801	$30,231
12/31/2020	$29,302	$21,600	$30,292
1/31/2021	$30,925	$21,382	$31,983
2/28/2021	$30,389	$21,972	$31,459
3/31/2021	$28,274	$22,934	$29,251
4/30/2021	$28,319	$24,158	$29,337
5/31/2021	$27,960	$24,327	$28,970
6/30/2021	$30,120	$24,895	$31,225
7/31/2021	$28,524	$25,486	$29,564
8/31/2021	$30,398	$26,261	$31,552
9/30/2021	$29,255	$25,040	$30,365
10/31/2021	$31,198	$26,794	$32,368
11/30/2021	$28,679	$26,608	$29,765
12/31/2021	$26,318	$27,801	$27,312
1/31/2022	$21,138	$26,362	$21,933
2/28/2022	$20,870	$25,573	$21,655
3/31/2022	$20,042	$26,522	$20,784
4/30/2022	$16,190	$24,209	$16,802
5/31/2022	$14,130	$24,254	$14,721
6/30/2022	$13,698	$22,252	$14,276
7/31/2022	$14,830	$24,304	$15,481
8/31/2022	$14,585	$23,312	$15,232
9/30/2022	$12,907	$21,165	$13,479
10/31/2022	$12,729	$22,879	$13,288
11/30/2022	$12,566	$24,158	$13,143
12/31/2022	$11,242	$22,766	$11,757
1/31/2023	$13,030	$24,196	$13,616
2/28/2023	$12,838	$23,606	$13,428
3/31/2023	$13,311	$24,473	$13,926
4/30/2023	$12,620	$24,855	$13,222
5/31/2023	$13,607	$24,963	$14,225
6/30/2023	$14,871	$26,612	$15,532
7/31/2023	$16,659	$27,467	$17,430
8/31/2023	$14,862	$27,030	$15,503
9/30/2023	$14,539	$25,741	$15,080
10/31/2023	$13,534	$25,200	$14,041
11/30/2023	$15,349	$27,501	$15,933
12/31/2023	$17,150	$28,750	$17,825
1/31/2024	$15,481	$29,233	$16,078
2/29/2024	$17,846	$30,794	$18,579
3/31/2024	$18,883	$31,785	$19,645
4/30/2024	$16,904	$30,487	$17,615
5/31/2024	$17,841	$31,999	$18,590
6/30/2024	$18,336	$33,147	$19,146
7/31/2024	$18,299	$33,550	$19,112
8/31/2024	$19,000	$34,364	$19,828
9/30/2024	$19,509	$35,098	$20,354

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Renaissance IPO ETF (NAV Return)	34.12%	8.84%	6.90%
S&P 500®	36.35%	15.98%	13.38%
Renaissance IPO Index	34.98%	9.22%	7.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Visit https://etfs.renaissancecapital.com/us-ipo-etf#performance for more recent performance information.
AssetsNet	$ 152,150,700
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,044,336
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of 9/30/2024)

Fund Stats	Fund Stats
Total Net Assets	$152,150,700
# of Portfolio Holdings	33
Portfolio Turnover Rate	123%
Total Advisory Fees Paid	$1,044,336

Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Top 10	Value
Kenvue, Inc.	10.0%
ARM Holdings PLC, Class ADR	9.9%
NU Holdings Ltd., Class A	9.4%
Kaspi.KZ JSC, Class ADR	6.7%
Cava Group, Inc.	6.6%
Rivian Automotive, Inc., Class A	6.6%
Corebridge Financial, Inc.	5.3%
Maplebear, Inc.	5.0%
Gitlab, Inc., Class A	4.3%
NEXTracker, Inc., Class A	3.8%

Industry Weightings (as a % of Net Assets)

Industry	Value
Software	14.2%
Semiconductors & Semiconductor Equipment	13.5%
Personal Care Products	10.0%
Banks	9.4%
Hotels, Restaurants & Leisure	9.2%
Automobiles	6.9%
Consumer Finance	6.7%
Financial Services	5.3%
Consumer Staples Distribution & Retail	5.0%
Others	19.7%
Short-Term Investments	15.4%
Liabilities less Other Assets	(15.3%)

Material Fund Change [Text Block]